Offsets	Nov. 08, 2024
Offset: 1
Offset Payment:
Offset Note
(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act of 1933, as amended.
(2)    Represents the aggregate principal amount of the 10.00% Senior Notes due 2029 to be offered in the exchange offer to which the registration statement relates.